SCHEDULE OF ROLL FORWARD OF CRYPTO ASSETS (Details) - EDGEAI Tokens [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Crypto Asset, Holding [Line Items]
Balance on December 31, 2025	$ 401,963
Loss on fair value changes of crypto assets	(186,970)
Balance on June 30, 2026	$ 214,993